IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 155,755	$ 160,672
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	89,447	88,055
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	56,688	63,043
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 9,620	$ 9,574